STOCK BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Outstanding options and the activity relating to these options
The outstanding options and the activity relating to these options are as follows:

	Number of options	Weighted average exercise price (CDN$)	Average remaining contractual life in years	Aggregate intrinsic value (CDN$)

Balance as of December 31, 2011	4,162,061	$4.23
Granted	1,390,225	3.60
Exercised	(1,086,102)	2.24
Forfeited	(151,019)	4.38
Expired	(3,000)	1.71
Balance as of December 31, 2012	4,312,165	$4.52
Granted	2,148,146	2.53
Exercised	(219,755)	2.26
Forfeited	(721,327)	4.19
Expired	(662,247)	5.52
Balance as of December 31, 2013	4,856,982	$3.66
Granted	349,015	1.54
Exercised	-	-
Forfeited	(1,209,054)	3.82
Expired	(218,746)	4.51
Balance as of December 31, 2014	3,778,197	$3.36
Exercisable as of December 31, 2014	1,901,011	$4.04	3.3	$-
Vested and expected to vest as of December 31, 2014	3,402,599	$3.46	3.8	$27

Options outstanding and exercisable
The following table summarizes options outstanding and exercisable at December 31, 2014:

Year granted	Number of options outstanding	Exercise price range (CDN$)	Weighted average exercise price (CDN$)	Number of options exercisable	Weighted average exercise price (CDN$)

2009	89,251	2.01 to 5.60	4.49	89,251	4.49
2010	210,435	5.52 to 6.45	5.97	210,435	5.97
2011	371,085	2.73 to 7.65	4.08	293,561	4.29
2012	1,146,610	2.73 to 7.18	4.21	728,613	4.34
2013	1,622,528	1.27 to 3.33	2.58	579,151	2.75
2014	338,288	0.47 to 1.94	1.53	-	-
	3,778,197	$0.47 to $7.65	$3.36	1,901,011	$4.04

Fair value of option grants issued was estimated at the date of grant using the Black-Scholes option-pricing model
The following assumptions were used in the calculation of the fair value of options granted during the year using the Black-Scholes option-pricing model:

	2014	2013	2012

Number of options granted during the year	349,015	2,148,146	1,390,225
Weighted average grant date fair value of stock options granted during the year (CDN$)	$0.82	$1.21	$1.92
Risk-free interest rate	1.59%	1.45%	1.35%
Dividend yield	0%	0%	0%
Expected life of the options	4.9 years	4.25 years	4.25 years
Expected volatility of the underlying stock	62.13%	58.81%	68.29%

Effect of recording shared based compensation expense
The table below summarizes the effect of recording share based compensation expense for the year:

	2014	2013	2012

Administrative	$723	$939	$693
Sales and marketing	387	499	449
Customer support and operations	231	223	152
Research and development	183	224	265
Net decrease in earnings	$1,524	$1,885	$1,559

Summary of unvested stock options
The following table presents information on unvested stock options:

	Number of options	Weighted average grant date fair value (CDN$)

Balance as of January 1, 2012	1,603,300	$2.59
Granted during the year	1,390,225	1.92
Vested during the year	(583,388)	2.76
Forfeited during the year	(95,671)	1.98
Balance as of December 31, 2012	2,314,466	$2.17

Granted during the year	2,148,146	1.21
Vested during the year	(845,438)	2.26
Forfeited during the year	(458,821)	1.89
Balance as of December 31, 2013	3,158,353	$1.53

Granted during the year	349,015	0.82
Vested during the year	(1,128,345)	1.76
Forfeited during the year	(501,837)	1.20
Balance as of December 31, 2014	1,877,186	$1.35